Basis of Presentation of the Consolidated Financial Statements - Individual Suspension Plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Employee benefits expense	€ 6,862	€ 8,098	€ 10,349
Individual Suspension Plan
Disclosure of other provisions [line items]
Employee benefits expense	€ 165	€ 789	€ 2,896